Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize our liabilities measured at fair value on a recurring basis as of September 30, 2012 (in thousands):

	Balance at September 30, 2012	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants and subscription investment units	$2,477	-	-	$2,477
Total liabilities at fair value	$2,477	-	-	$2,477

Schedule of Activity of Fair Value of Liabilities Determined by Level 3 Inputs

The following presents activity of the fair value liability of price adjustable warrants and subscription investment units determined by Level 3 inputs (in thousands, except per share data):

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants and subscription investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life in years	Risk free rate
Balance at December 31, 2011	$3,485	$0.76	$0.89	124%	5.4	0.9%
Fair value of warrants issued	2,561	0.28	0.49	127%	5.5	0.8%
Reclassification to equity upon exercise of warrants	(291)	0.51	0.74	135%	5.0	0.7%
Change in fair value included in statement of operations	(3,278)
Balance at September 30, 2012	$2,447	$0.25	$0.28	143%	4.7	0.9%

Schedule of Anti-Dilutive Securities

The following numbers of shares have been excluded for periods ended September 30:

	2011	2012
Stock options outstanding	611,657	358,373
Warrants	4,956,005	11,251,086
Subscription investment units	25,000	0
Total	5,592,662	11,609,459